Condensed Financial Information of the Company	12 Months Ended
Dec. 31, 2021
Condensed Financial Information of the Company
Condensed Financial Information of the Company

23. Condensed Financial Information of the Company

The condensed financial information of the Company has been prepared in accordance with SEC Regulation S-X Rule 5-04 and Rule 12-04, using the same accounting policies as set out in the Group’s consolidated financial statements, except that the Company uses the equity method to account for investments in its subsidiaries, VIE and VIE’s subsidiaries.

The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general-purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Group.

The Company did not have significant capital and other commitments or guarantees as of December 31, 2021.

23. Condensed Financial Information of the Company (Continued)

Condensed Balance Sheet

	December 31,	December 31,
	2020	2021
	RMB’000	RMB’000

Current assets:
Cash and cash equivalents	48,510	31,833
Amount due from inter-company entities	—	468
Receivables due from related parties	29	10
Prepayments and other current assets	181	180
Non‑current assets:
Investments in subsidiaries, VIE and subsidiaries of VIE	351,816	285,624
Total assets	400,536	318,115
Current liabilities:
Amount due to inter-company entities	14,762	14,463
Salary and welfare payables	—	361
Accrued liabilities and other payables	4,953	3,886
Total liabilities	19,715	18,710
Commitments and Contingencies (Note 18)
Shareholders' equity：
Class A ordinary shares (US$0.0001 par value per share; 4,903,917,300 shares authorized, 884,846,745 shares issued and 871,850,620 shares outstanding as of December 31, 2020; 4,903,917,300 shares authorized, 907,346,745 shares issued and 893,706,595 shares outstanding as of December 31, 2021)	621	628
Class B ordinary shares (US$0.0001 par value per share; 96,082,700 shares authorized, 96,082,700 shares issued and outstanding as of December 31, 2020 and 2021, respectively)	66	66
Additional paid-in capital	2,040,693	2,049,448
Treasury stock (US$ 0.0001 par value; 15,557,593 shares and 16,201,618 shares as of December 31, 2020 and 2021, respectively)	(14,081)	(13,598)
Accumulated deficit	(1,638,581)	(1,728,152)
Accumulated other comprehensive loss	(7,897)	(8,987)
Total 36Kr Holdings Inc.'s shareholders’ equity	380,821	299,405
Total liabilities and shareholders’ equity	400,536	318,115

23. Condensed Financial Information of the Company (Continued)

Condensed Statement of Operations and Comprehensive Loss

	For the year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000

Operating expenses:
Sales and marketing expenses	—	(55)	(282)
General and administrative expenses	(2,435)	(9,439)	(9,269)
Total operating expenses	(2,435)	(9,494)	(9,551)
Loss from operations	(2,435)	(9,494)	(9,551)
Other income/(expenses):
Share of loss from subsidiaries, VIE and subsidiaries of VIE	(23,797)	(272,297)	(80,559)
Interest income	484	983	64
Interest expense	(73)	(14)	(70)
Others, net	66	591	545
Loss before income tax	(25,755)	(280,231)	(89,571)
Income tax expense	—	—	—
Net loss	(25,755)	(280,231)	(89,571)
Accretion on redeemable non-controlling interests to redemption value	(1,808)	—	—
Accretion of convertible redeemable preferred shares to redemption value	(449,130)	—	—
Re-designation of Series A-1 into Series B-3 convertible redeemable preferred shares	(26,787)	—	—
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3 convertible redeemable preferred shares, and issuance of Series A-1, A-2, B-1, B-2, B-3 convertible redeemable preferred shares	(309,984)	—	—
Re-designation of ordinary shares into Series C-2 convertible redeemable preferred shares	(36,977)	—	—
Net loss attributable to 36Kr Holdings Inc.’s ordinary shareholders	(850,441)	(280,231)	(89,571)

Condensed Statement of Cash Flows

	For the year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000

Net cash used in operating activities	(1,604)	(3,298)	(9,857)
Net cash used in investing activities	(210,769)	(77,536)	—
Net cash provided by/(used in) financing activities	371,659	(27,360)	(5,773)
Effect of exchange rate changes on cash, and cash equivalents held in foreign currencies	(248)	(2,334)	(1,047)
Net increase/(decrease) in cash and cash equivalents	159,038	(110,528)	(16,677)
Cash and cash equivalents at beginning of the year	—	159,038	48,510
Cash and cash equivalents at end of the year	159,038	48,510	31,833

The Condensed Financial Information of the Company for the year ended December 31, 2019 has been revised to correct an immaterial error related to presentation of cash flows of investment in subsidiaries. Such cash flow was previously presented in error as cash flows in financing activities of the Company and has been revised to cash flows in investing activities of the Company. The impact of the above presentation error was not material to the previously issued financial statements taken as a whole.

23. Condensed Financial Information of the Company (Continued)

The following table presents the summary information of the revision:

	Condensed Statement of Cash Flows
	for the year ended December 31, 2019
	As reported	Revision	As revised
	RMB'000	RMB'000	RMB'000

Net cash used in investing activities	(123,599)	(87,170)	(210,769)
Net cash provided by financing activities	284,489	87,170	371,659